Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2020
Leases [Abstract]
Operating Lease, Liability, Maturity	The following table reflects the base cash rental payments due from the Company as of June 30, 2020:

	Future Base Rent Payments
(In thousands)	Operating Leases	Direct Financing Leases (1)
2020 (remainder)	$327	$41
2021	663	84
2022	682	86
2023	684	88
2024	686	90
Thereafter	29,381	7,500
Total minimum lease payments	32,423	7,889
Less: amounts representing interest	(23,278)	(3,053)
Total present value of minimum lease payments	$9,145	$4,836
_______
(1) The Direct Finance Lease liability is included in Accounts Payable and accrued expenses on the balance sheet as of June 30, 2020. The Direct Financing lease asset is included as part of building and improvements as the land component was not required to be bifurcated under ASU 840.

Finance Lease, Liability, Maturity	The following table reflects the base cash rental payments due from the Company as of June 30, 2020:

	Future Base Rent Payments
(In thousands)	Operating Leases	Direct Financing Leases (1)
2020 (remainder)	$327	$41
2021	663	84
2022	682	86
2023	684	88
2024	686	90
Thereafter	29,381	7,500
Total minimum lease payments	32,423	7,889
Less: amounts representing interest	(23,278)	(3,053)
Total present value of minimum lease payments	$9,145	$4,836
_______
(1) The Direct Finance Lease liability is included in Accounts Payable and accrued expenses on the balance sheet as of June 30, 2020. The Direct Financing lease asset is included as part of building and improvements as the land component was not required to be bifurcated under ASU 840.